CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2022		December 31, 2022
Ordinary shares	70,000,000	32,956,004	70,000	32,956

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2021		December 31, 2021
Ordinary shares	70,000,000	32,752,242	70,000	32,752

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2020		December 31, 2020
Ordinary shares	33,743,340	24,842,100	33,743	24,842
Ordinary shares A	1,606,660	1,530,480	1,607	1,530
Ordinary shares B	2,650,000	1,747,700	2,650	1,748
	38,000,000	28,120,280	38,000	28,120

Disclosure of share-based payment

The Company used the Black and Scholes option pricing model to measure the fair value of the share options on award dates. The key assumptions used by the Company in this model and the fair value of each option are as follows:

Allotment date	Share price	Exercise price	Expected option life	Risk-free interest rate	Average standard deviation (**)	Option fair value
May 20, 2020	$9.7	$6.7	5	0.33%	56%	$5.5
October 29, 2020	$9.7	$6.7	5	0.38%	52%	$5.3
November 10, 2020	$9.7	$6.7/ NIS 0.001	5	0.38%/0.46%	52%	$5.3/9.7
December 3, 2020	$9.7	$6.7	5	0.39%	52%	$5.3
January 7, 2021 – Part A Options	$9.7	$6.7	5	0.46%	51%	$5.3
January 7, 2021 – Part B Options	$9.7	NIS 0.001	5	0.46%	51%	$9.7
March 24, 2021 – Part C Options	$19.5	$6.7	5.25	0.88%	50%	$14.1
March 24, 2021 – Part D Options	$19.5	$19.5	5.25	0.88%	50%	$8.7
May 13, 2021	$31.9	$31.9	5.88-9.88	1.05%-1.65%	53.1%-54.67%	$16.2-$20.1
August 22, 2021 – Options	$31.7	$30.6	5.25	0.83%	55%	$15.5
August 22, 2021 – RSUs	$31.7	-	-	-	-	$31.7
November 11, 2021	$39	$6.7/38.8	5.25	1.21%	55%	$19/$33.2
March 28, 2022 – Options	$18.4	$20.4	5	2.50%	56%	$8.7
March 28, 2022 – RSUs	$18.4	-	-	-	-	$18.4
June 30, 2022 – Options	$18.5	$16.7	5	3.01%	54%	$9.7-$10.8
June 30, 2022 – RSUs	$18.5	-	-	-	-	$18.5
September 29, 2022 – Options	$23.9	25.5	5	3.98%	54.45%	$11.8-$23.9
September 29, 2022 - RSUs	$23.9	-	-	-	-	$23.9
December 20, 2022 - RSUs	$19.7	-	-	-	-	$19.7
The weighted average for 2020	$5.6	-	-	-	-	$5.6
The weighted average for 2021	$17.3	-	-	-	-	$17.3
The weighted average for 2022	$11.1	-	-	-	-	$11.1

(**) The expected volatility was determined based on comparable companies.

Disclosure of breakdown of options and the weighted average exercise price
	December 31, 2022		December 31, 2021		December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Number of options and RSU outstanding at beginning of year	3,633,778	19.1	1,830,695	6.0	1,470,630	3.3
Options and RSU granted (1)	520,767	16.5	2,226,750	27.5	1,024,000	6.5
Options exercised	(203,748)	5.0	(231,962)	5.3	-	-
Options cancelled or forfeited (1)	(126,211)	17.0	(140,719)	8.5	(45,166)	6.2
Options expired	(1,534)	6.7	(50,986)	5.3	(618,769)	0.4
Options and RSU outstanding at end of year	3,823,052	19.3	3,633,778	19.1	1,830,695	6.0
Options and RSU exercisable at end of year	1,502,887	12.3	928,970	5.6	687,011	5.0

(1) In 2020, includes 246,000 options that were replaced against waiver of 249,340 options under the 2013 Plan, as indicated above.